Financial Instruments, Financial Risks and Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments, Financial Risks and Capital Management [Abstract]
Schedule of table sets out the financial instruments
	December 31, 2022	December 31, 2021
	EUR	EUR
Financial assets
Financial assets at amortized cost	383,890	151,384

Financial liabilities
Financial liabilities at amortized cost	896,422	414,575
Lease liabilities	307,410	373,107

Schedule of current credit risk grading framework comprises
Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Schedule of the credit quality of the group’s financial assets
Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
2022
Trade receivables	Lifetime ECL – Not credit-impaired	31,660	-	31,660
Other receivables	12-month ECL	5,001	-	5,001
		36,661	-	36,661
2021
Trade receivables	Lifetime ECL – Not credit-impaired	120,363	-	120,363
Other receivables	12-month ECL	4,064	-	4,064
		124,427	-	124,427

Schedule of details the group’s contractual maturity
	Interest rate	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	%	EUR	EUR	EUR	EUR
December 31, 2022
Non-interest bearing	-	874,506	-	874,506	874,506
Fixed interest rate instruments	0.75	6,346	15,866	22,212	21,916
Lease liabilities	0.75 – 8.1	82,666	229,562	312,228	307,410

December 31, 2021
Non-interest bearing	-	389,573	-	389,573	389,573
Fixed interest rate instruments	0.75	3,267	22,212	25,479	25,000
Lease liabilities	0.75	80,054	300,212	380,266	373,107